Loss Per Share	6 Months Ended
Jun. 30, 2016
Net loss per ordinary share attributable to Stratasys Ltd.
Loss Per Share

Note 5. Loss Per Share

The Company complies with ASC 260, Earnings Per Share, which requires dual presentation of basic and diluted income (loss) per ordinary share attributable to Stratasys Ltd. for all periods presented. Basic net income (loss) per share is computed by dividing net income (loss) attributable to common stockholders of Stratasys Ltd., including adjustment of redeemable non-controlling interest to its redemption amount, by the weighted average number of shares outstanding for the reporting periods.

Diluted net income (loss) per share is computed by dividing the basic net income (loss) per share including adjustment for elimination of the dilutive effect of the Company’s deferred payments liability revaluation to it fair value, by the weighted-average number of ordinary shares and the potential dilutive ordinary shares outstanding during the period. Diluted shares outstanding include the dilutive effect of in-the-money options and restricted stock units (“RSUs”) using the treasury stock method and presumed share settlement of the Company’s deferred payments liability.

The following table presents the numerator and denominator of the basic and diluted net loss per share computations for the three and six months ended June 30, 2016 and 2015:

	Three months ended June 30,		Six months ended June 30,
	2016	2015	2016	2015
	In thousands, except per share amounts
Numerator:
Net loss attributable to Stratasys Ltd.	$(18,490)	$(22,931)	$(41,631)	$(239,219)
Adjustment of redeemable non-controlling interest to redemption amount	-	(1,800)	-	(1,800)
Net loss attributable to Stratasys Ltd. for basic loss per share	(18,490)	(24,731)	(41,631)	(241,019)

Adjustment of deferred payments liability revaluation	(559)	(3,988)	-	(3,988)
Net loss attributable to Stratasys Ltd. for diluted income (loss)
per share	(19,049)	(28,719)	(41,631)	(245,007)

Denominator:
Weighted average shares – denominator for basic net loss per share	52,169	51,405	52,133	51,181
Add:
Shares settlement presumed for deferred payments liability	327	465	-	232
Denominator for diluted loss per share	52,496	51,870	52,133	51,413

Net loss per share attributable to Stratasys Ltd.
Basic	$(0.35)	$(0.48)	$(0.80)	$(4.71)
Diluted	$(0.36)	$(0.55)	$(0.80)	$(4.77)

The computation of diluted net loss per share, excluded share awards of 3.76 million shares and 2.51 million shares for the three months ended June 30, 2016 and 2015, respectively, and 4.08 million shares and 2.71 million shares for the six months ended June 30, 2016 and 2015, because their inclusion would have had an anti-dilutive effect on the diluted net loss per share.